Warrants (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) yr shares	Jan. 31, 2015 USD ($) yr
Warrants 1		59,566,708
Warrants 2 | yr		1.1
Warrants 3		$ 0.024
Warrants 4		0
Warrants 5		$ 109,275
Warrants 1	59,238,750
Warrants 2 | yr	1.2
Warrants 3	$ 0.020
Warrants 4	$ 0
Warrants 5 | shares	5,882,353
Warrants 6	$ 0.0048